Critical accounting estimates, assumptions and judgements (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 04, 2023	Aug. 14, 2023	Aug. 04, 2023	Jul. 27, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 21,043,668	$ 21,786,365					$ 21,786,365	$ 22,493,283
Inventories	78,682	64,184					64,184	221,151
Trade receivables	454,398	461,497					461,497	389,648
Intangible assets, net	$ 2,475,974	$ 2,381,465					$ 2,381,465	$ 1,845,912
Number of shares issued	22,683,039	12,683,039						10,000
Prepaid Forward Purchase Agreement		$ 969
Forward purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage						50.00%
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,268,085		931,915
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						4,400,000
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,050,000		550,000	550,000
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						500,000